SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17-SUBSEQUENT EVENTS

In December 2019, a novel and deadly strain of coronavirus was reported in Wuhan, China. On January 30, 2020, the World Health Organization declared this COVID-19 outbreak a health emergency of international concern. On February 28, 2020, the World Health Organization increased the assessment of this risk of spread and the risk of impact of COVID-19 to very high at global level. In March 2020, the World Health Organization declared the COVID-19 a pandemic. With the aim to contain the COVID-19 outbreak, the PRC government has imposed various strict measure across the PRC, including, but not limited to, travel restrictions, mandatory quarantine requirements, and postponed resumption of business operations. Besides, India announced twenty-one-day national lockdown. However, as COVID-19 continued to evolve into a worldwide health crisis, it has adversely affect the global economy and financial market. In this period of time, the Company temporarily closed the principle office in Hangzhou and had a lot of restrictions on travelling. If the COVID-19 cannot be effectively controlled in a short of time, it may adversely affect the Company’s business operations, financial condition and operating results for 2020, including but not limited to negative impact to the Company’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. Because of the uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “Cares Act”) became law in the United States to provide certain tax incentives with the aim of mitigate the related economic harm for businesses. The Company is currently evaluating the benefit these tax incentives might have on the consolidated financial statements.

In December 2010, the Company invested $2.1 million into Aceland Investments Limited. In October 2019, the Board of Aceland approved a resolution to reduce its share capital and was expected to repurchase our full investment in Aceland within one year. As the result, the Company classified this investment as a trading security in the short-term investment account in the amount of $2.1 million at December 31, 2019. In March 2020, Aceland repurchased all of the Company’s investment and the Company recorded a $0.3 million gain in the other income.